Public Offering and Private Placements (Details) - MORINGA ACQUISITION CORP [Member] - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2021	Feb. 19, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 20, 2020
Public Offering and Private Placements [Line Items]
Warrants price per share			$ 0.01	$ 0.01
Warrant price per shares exceeds			$ 18	$ 18
Underwriting commission percentage			2.00%	2.00%
Business combination term				5 years
Class A Ordinary Shares [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares)	380,000	11,500,000
Sale of stock price	$ 10	$ 10
Warrants price per share				$ 11.5
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
IPO [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares)		10,000,000	11,500,000	11,500,000
Sale of stock price			$ 10	$ 10
IPO [Member] | Sponsor [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares)			352,857	352,857
Sale of stock price			$ 10	$ 10
Over-Allotment Option [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares)	1,500,000		1,500,000	1,500,000
Aggregate underwriters amount (in Dollars)			$ 2,300,000	$ 2,300,000
Private Placement [Member] | Sponsor [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares)			27,143	27,143
Sale of stock price				$ 10